Risk Management Section - Additional infomation (Details) € in Billions	Jun. 30, 2020 EUR (€) Employee	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Number of customers | Employee	189,000
Total outstanding amount under payment holidays program | €	€ 18.1
Percentage of total loans deferred	55.00%
Stage 1 [member]
Disclosure of credit risk exposure [line items]
Percentage of Risk Portfolio	91.90%	94.00%
Stage 2 [member]
Disclosure of credit risk exposure [line items]
Percentage of Risk Portfolio	6.70%	4.70%
Stage 3 [member]
Disclosure of credit risk exposure [line items]
Percentage of Risk Portfolio	1.40%	1.30%